Loans Payable And Other Liabilities - Summary of Long-term Portion (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 30,000		$ 31,181	$ 66,040
Additions	8,486,162		499,129	127,344
Interest expense			61,558	29,598
Discount	(263,764)
Accretion expense	105,173
Repayments	(935,324)		(551,868)	(191,801)
Forgiveness of loan			(10,000)	0
Ending balance	7,422,247	$ 351,278	30,000	31,181
Less: Current portion	(1,947,642)		0	(31,181)
Long-term portion	5,474,605		30,000	0
CEBA Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,000
Additions	0		40,000
Discount	0
Accretion expense	0
Repayments	(30,000)
Forgiveness of loan			(10,000)
Ending balance	0		30,000
Less: Current portion	0
Long-term portion	0
Revolving Line of Credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,451,720
Discount	0
Accretion expense	0
Repayments	0
Ending balance	2,451,720
Less: Current portion	0
Long-term portion	2,451,720
Senior Secured Term Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,125,361
Discount	0
Accretion expense	0
Repayments	0
Ending balance	2,125,361
Less: Current portion	0
Long-term portion	2,125,361
Credit Facility Fee Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,520,000
Discount	(231,035)
Accretion expense	97,310
Repayments	(630,000)
Ending balance	1,756,275
Less: Current portion	(1,151,945)
Long-term portion	604,330
Financing Agreement [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	1,389,081
Discount	(32,729)
Accretion expense	7,863
Repayments	(275,324)
Ending balance	1,088,891
Less: Current portion	(795,697)
Long-term portion	$ 293,194
Other Loans Payable And Financing [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			31,181
Additions			459,129
Interest expense			61,558
Repayments			$ (551,868)
Ending balance				$ 31,181